JPMorgan Social Advancement ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Social Advancement ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.0%
Australia — 0.9%
Stockland, REIT	39,708	110,955
Belgium — 1.7%
KBC Group NV	2,628	194,649
Brazil — 1.2%
Raia Drogasil SA	28,008	137,659
China — 1.8%
NXP Semiconductors NV	1,152	212,325
Denmark — 2.4%
Novo Nordisk A/S, Class B	1,991	275,534
France — 3.2%
Vinci SA	3,321	375,238
Germany — 1.3%
adidas AG	946	152,321
Hong Kong — 1.3%
AIA Group Ltd.	13,600	153,784
India — 2.6%
HDFC Bank Ltd., ADR	4,518	304,333
Indonesia — 1.0%
Bank Rakyat Indonesia Persero Tbk. PT	376,200	115,368
Ireland — 2.1%
Kerry Group plc, Class A	1,250	117,125
Kingspan Group plc	2,041	131,269
		248,394
Italy — 1.9%
FinecoBank Banca Fineco SpA	12,420	222,962
Japan — 6.5%
Katitas Co. Ltd.	5,400	132,410
LITALICO, Inc.	3,100	63,286
Recruit Holdings Co. Ltd.	3,800	122,209
T&D Holdings, Inc.	9,900	158,462
Tokio Marine Holdings, Inc.	5,400	113,102
Tokyo Electron Ltd.	500	174,762
		764,231
Mexico — 2.1%
Wal-Mart de Mexico SAB de CV	63,621	248,497
Netherlands — 7.4%
ASML Holding NV	568	375,816
Koninklijke Ahold Delhaize NV	8,075	241,014
Koninklijke DSM NV	1,067	137,219
NN Group NV	2,520	109,489
		863,538
Nigeria — 1.0%
Airtel Africa plc (a)	84,262	121,646

JPMorgan Social Advancement ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Peru — 1.0%
Credicorp Ltd.	909	122,079
Portugal — 1.5%
Jeronimo Martins SGPS SA	7,874	170,950
Puerto Rico — 0.5%
EVERTEC, Inc.	1,737	64,165
South Africa — 1.0%
Vodacom Group Ltd.	15,838	111,307
Switzerland — 0.7%
Sika AG (Registered)	274	77,856
United Kingdom — 6.9%
AstraZeneca plc	1,203	157,608
Reckitt Benckiser Group plc	1,557	110,953
RELX plc	13,046	387,583
Taylor Wimpey plc	102,781	149,128
		805,272
United States — 47.0%
AbbVie, Inc.	1,530	226,058
Alphabet, Inc., Class A *	2,907	287,328
Analog Devices, Inc.	909	155,866
Boston Scientific Corp. *	5,329	246,466
Charles Schwab Corp. (The)	2,043	158,169
CSX Corp.	2,844	87,936
Deere & Co.	612	258,778
Dollar General Corp.	537	125,443
DR Horton, Inc.	1,845	182,083
Fiserv, Inc. *	1,134	120,975
Intuitive Surgical, Inc. *	811	199,255
Lam Research Corp.	304	152,030
M&T Bank Corp.	690	107,640
Mastercard, Inc., Class A	747	276,838
Microsoft Corp.	2,248	557,077
NIKE, Inc., Class B	1,580	201,181
Pathward Financial, Inc.	1,854	91,995
Roche Holding AG	502	156,710
Skyline Champion Corp. *	2,709	159,696
SLM Corp.	5,463	95,985
Sun Communities, Inc., REIT	1,233	193,408
Thermo Fisher Scientific, Inc.	278	158,552
Union Pacific Corp.	720	147,017
UnitedHealth Group, Inc.	798	398,354
Vertex Pharmaceuticals, Inc. *	681	220,031
Visa, Inc., Class A	1,075	247,476
Waste Connections, Inc.	2,215	294,374
		5,506,721
Total Common Stocks (Cost $10,311,762)		11,359,784

JPMorgan Social Advancement ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (b) (c)(Cost $290,377)	290,307	290,481
Total Investments — 99.5% (Cost $10,602,139)		11,650,265
Other Assets Less Liabilities — 0.5%		57,218
NET ASSETS — 100.0%		11,707,483

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
REIT	Real Estate Investment Trust
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.

JPMorgan Social Advancement ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	10.0%
Semiconductors & Semiconductor Equipment	9.2
Food & Staples Retailing	6.9
IT Services	6.1
Pharmaceuticals	5.1
Software	4.8
Insurance	4.6
Professional Services	4.4
Household Durables	4.2
Biotechnology	3.8
Health Care Equipment & Supplies	3.8
Health Care Providers & Services	3.4
Construction & Engineering	3.2
Textiles, Apparel & Luxury Goods	3.0
Equity Real Estate Investment Trusts (REITs)	2.6
Commercial Services & Supplies	2.5
Interactive Media & Services	2.5
Machinery	2.2
Road & Rail	2.0
Wireless Telecommunication Services	2.0
Chemicals	1.8
Life Sciences Tools & Services	1.4
Capital Markets	1.4
Real Estate Management & Development	1.1
Building Products	1.1
Multiline Retail	1.1
Food Products	1.0
Household Products	1.0
Others (each less than 1.0%)	1.3
Short-Term Investments	2.5

JPMorgan Social Advancement ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$110,955	$—	$110,955
Belgium	—	194,649	—	194,649
Brazil	137,659	—	—	137,659
China	212,325	—	—	212,325
Denmark	—	275,534	—	275,534
France	—	375,238	—	375,238
Germany	—	152,321	—	152,321
Hong Kong	—	153,784	—	153,784

JPMorgan Social Advancement ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
India	$304,333	$—	$—	$304,333
Indonesia	—	115,368	—	115,368
Ireland	—	248,394	—	248,394
Italy	—	222,962	—	222,962
Japan	—	764,231	—	764,231
Mexico	248,497	—	—	248,497
Netherlands	—	863,538	—	863,538
Nigeria	—	121,646	—	121,646
Peru	122,079	—	—	122,079
Portugal	—	170,950	—	170,950
Puerto Rico	64,165	—	—	64,165
South Africa	—	111,307	—	111,307
Switzerland	—	77,856	—	77,856
United Kingdom	—	805,272	—	805,272
United States	5,350,011	156,710	—	5,506,721
Total Common Stocks	6,439,069	4,920,715	—	11,359,784
Short-Term Investments
Investment Companies	290,481	—	—	290,481
Total Investments in Securities	$6,729,550	$4,920,715	$—	$11,650,265
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (a) (b)	$421,937	$172,737	$304,375	$5	$177	$290,481	290,307	$3,558	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.